Consolidated statement of changes in equity - EUR (€) € in Thousands	Issued Capital	Capital Reserves	Fair Value Reserves	Accumulated Deficit	Total
Balance beginning at Dec. 31, 2017	€ 468	€ 213,778	€ 7,325	€ (182,667)	€ 38,904
Loss for the period				(19,477)	(19,477)
Issue of common shares	156	23,171			23,327
Exercise of share based payment awards		71			71
Equity-settled share based payment awards		2,035			2,035
Other comprehensive income			(4,731)		(4,731)
Balance ending at Dec. 31, 2018	624	239,055	2,594	(202,144)	40,129
Loss for the period				(32,365)	(32,365)
Issue of common shares	138	28,901			29,039
Exercise of share based payment awards		26			26
Equity-settled share based payment awards		2,469			2,469
Other comprehensive income			(632)		(632)
Balance ending at Dec. 31, 2019	762	270,451	1,962	(234,508)	38,667
Loss for the period				(41,366)	(41,366)
Issue of common shares	205	68,341			68,546
Exercise of share based payment awards	16	2,991			3,007
Equity-settled share based payment awards		3,381			3,381
Other comprehensive income			(242)		(242)
Balance ending at Dec. 31, 2020	€ 983	€ 345,164	€ 1,720	€ (275,874)	€ 71,993